Shareholder Report, Holdings (Details) - C000023718	Dec. 31, 2024
Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.00%
U.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	12.90%
U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	35.60%
U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	44.80%